Common Stock (Summary of Issued and Outstanding Common Stock) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 7,762
Issuance of common stock	397	$ 248
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	32	36
Ending Balance	$ 8,462	$ 7,762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	269,950	261,070
Issuance of common stock (shares)	8,290	4,070
Issued under Purchase Plans at market rate	5,260	4,210
Options exercised under senior management share option plan	620	600
Ending Balance	284,120	269,950
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 7,762	$ 7,242
Issuance of common stock	397	248
Issued under Purchase Plans at market rate	272	238
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	31	34
Ending Balance	$ 8,462	$ 7,762